JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

June 27, 2024

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”), and Securities Act of 1933, as amended (the “1933 Act”), of ETF Opportunities Trust (the “Trust”) (File Nos. 333-234544 and 811-23439)

Ladies nd Gentlemen:

Enclosed herewith for filing on behalf of the Trust please find Post-Effective Amendment No. 146 to the Trust’s Registration Statement under the Securities Act and Amendment No. 148 to the Trust’s Registration Statement under the 1940 Act (collectively, the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a) under the Securities Act to add two new portfolio series to the Trust, the T-Rex 2X Long MSTR Daily Target ETF and T-Rex 2X Inverse MSTR Daily Target ETF.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively
On behalf of Practus, LLP